Interest Receivable	12 Months Ended
Sep. 30, 2014
Receivables [Abstract]
Interest Receivable	INTEREST RECEIVABLE

September 30,	2014	2013
	(In thousands)
Loans receivable	$40,986	$41,043
Mortgage-backed securities	7,427	6,428
Investment securities	3,624	1,747
	$52,037	$49,218